American Century Investments®
Quarterly Portfolio Holdings
American Century® Select High Yield ETF (AHYB)
November 30, 2023

Select High Yield ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 94.5%
Aerospace and Defense — 2.4%
Bombardier, Inc., 7.50%, 3/15/25(1)	14,000	14,006
Bombardier, Inc., 7.125%, 6/15/26(1)	22,000	22,021
Bombardier, Inc., 7.875%, 4/15/27(1)	64,000	64,101
Bombardier, Inc., 6.00%, 2/15/28(1)(2)	45,000	42,455
Bombardier, Inc., 7.50%, 2/1/29(1)(2)	28,000	27,767
Howmet Aerospace, Inc., 5.95%, 2/1/37	50,000	49,184
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	37,000	40,054
TransDigm, Inc., 6.25%, 3/15/26(1)	146,000	145,114
TransDigm, Inc., 7.50%, 3/15/27	47,000	47,049
TransDigm, Inc., 5.50%, 11/15/27	186,000	179,213
TransDigm, Inc., 6.75%, 8/15/28(1)	28,000	28,085
TransDigm, Inc., 4.875%, 5/1/29	95,000	86,169
Triumph Group, Inc., 9.00%, 3/15/28(1)	14,000	14,389
		759,607
Automobile Components — 1.2%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	105,000	101,154
Clarios Global LP, 6.75%, 5/15/25(1)	47,000	47,146
Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(1)(2)	50,000	49,756
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	70,000	71,276
Goodyear Tire & Rubber Co., 5.00%, 5/31/26(2)	67,000	64,969
Patrick Industries, Inc., 4.75%, 5/1/29(1)(2)	47,000	40,655
		374,956
Automobiles — 2.6%
Ford Motor Co., 3.25%, 2/12/32	122,000	97,351
Ford Motor Co., 6.10%, 8/19/32(2)	103,000	100,252
Ford Motor Co., 5.29%, 12/8/46(2)	45,000	36,619
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	200,000	192,089
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	200,000	181,929
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	200,000	188,072
		796,312
Banks — 0.9%
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	70,000	66,952
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	47,000	42,939
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	24,000	25,382
Freedom Mortgage Corp., 12.25%, 10/1/30(1)	24,000	25,341
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)(2)	47,000	43,542
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	28,000	23,542
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 4.00%, 10/15/33(1)	28,000	22,659
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	47,000	42,084
		292,441
Beverages — 0.1%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)(2)	47,000	41,735
Broadline Retail — 0.3%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	25,000	22,034
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)(2)	47,000	44,218
Millennium Escrow Corp., 6.625%, 8/1/26(1)	47,000	36,327
		102,579

Building Products — 1.5%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	117,000	100,458
Emerald Debt Merger Sub LLC, 6.625%, 12/15/30(1)	47,000	46,941
Griffon Corp., 5.75%, 3/1/28	69,000	65,306
Masonite International Corp., 3.50%, 2/15/30(1)	47,000	39,758
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 2/1/30(1)	14,000	11,873
PGT Innovations, Inc., 4.375%, 10/1/29(1)	47,000	44,511
Standard Industries, Inc., 4.375%, 7/15/30(1)	126,000	110,562
Standard Industries, Inc., 3.375%, 1/15/31(1)	47,000	38,632
		458,041
Capital Markets — 1.3%
AG Issuer LLC, 6.25%, 3/1/28(1)	28,000	27,174
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	47,000	42,963
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	70,000	68,755
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	27,000	25,516
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	117,000	106,031
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	47,000	41,101
MSCI, Inc., 3.625%, 9/1/30(1)	76,000	66,185
MSCI, Inc., 3.625%, 11/1/31(1)	14,000	11,927
		389,652
Chemicals — 2.6%
Avient Corp., 5.75%, 5/15/25(1)	33,000	32,911
Chemours Co., 5.75%, 11/15/28(1)	50,000	45,310
Chemours Co., 4.625%, 11/15/29(1)(2)	28,000	23,550
FXI Holdings, Inc., 12.25%, 11/15/26(1)(2)	47,000	41,243
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	33,000	32,650
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	47,000	42,354
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	45,000	46,541
Olin Corp., 5.625%, 8/1/29	14,000	13,373
Olin Corp., 5.00%, 2/1/30(2)	47,000	43,195
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	188,000	193,603
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	47,000	42,614
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	47,000	41,674
Scotts Miracle-Gro Co., 4.00%, 4/1/31	14,000	11,244
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	43,000	35,950
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	47,000	18,304
Tronox, Inc., 4.625%, 3/15/29(1)(2)	47,000	40,007
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	67,000	63,888
WR Grace Holdings LLC, 5.625%, 8/15/29(1)(2)	47,000	39,604
		808,015
Commercial Services and Supplies — 2.5%
ADT Security Corp., 4.125%, 8/1/29(1)	47,000	41,810
ADT Security Corp., 4.875%, 7/15/32(1)(2)	137,000	120,177
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	70,000	68,096
APX Group, Inc., 5.75%, 7/15/29(1)	50,000	44,690
Brink's Co., 4.625%, 10/15/27(1)	70,000	65,678
Garda World Security Corp., 7.75%, 2/15/28(1)	28,000	28,291
GFL Environmental, Inc., 4.00%, 8/1/28(1)	50,000	44,665
GFL Environmental, Inc., 4.75%, 6/15/29(1)	24,000	21,945
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)(2)	48,000	37,740
Matthews International Corp., 5.25%, 12/1/25(1)	117,000	112,998
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	47,000	39,756
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)(2)	47,000	42,560
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)(2)	95,000	91,308
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	28,000	26,340
		786,054

Communications Equipment — 0.3%
CommScope, Inc., 6.00%, 3/1/26(1)(2)	70,000	60,094
CommScope, Inc., 4.75%, 9/1/29(1)(2)	46,000	28,904
		88,998
Construction and Engineering — 0.4%
Howard Midstream Energy Partners LLC, 8.875%, 7/15/28(1)	42,000	43,709
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	88,000	81,977
		125,686
Construction Materials — 0.2%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)(2)	70,000	66,584
Consumer Finance — 2.0%
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)	50,000	46,060
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)	144,723	135,514
Navient Corp., 5.875%, 10/25/24	47,000	46,612
Navient Corp., 6.75%, 6/25/25	47,000	47,375
Navient Corp., 5.50%, 3/15/29	47,000	41,122
Navient Corp., 9.375%, 7/25/30	75,000	76,983
OneMain Finance Corp., 6.125%, 3/15/24	35,000	34,987
OneMain Finance Corp., 6.875%, 3/15/25	117,000	117,948
OneMain Finance Corp., 7.125%, 3/15/26	22,000	22,202
OneMain Finance Corp., 9.00%, 1/15/29	46,000	47,491
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 2/1/30(1)(2)	28,000	19,609
		635,903
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)(2)	47,000	45,190
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	47,000	46,406
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 2/15/28(1)	50,000	50,245
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	47,000	41,689
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	28,000	26,205
		209,735
Containers and Packaging — 1.6%
Ball Corp., 4.875%, 3/15/26(2)	50,000	49,035
Ball Corp., 6.00%, 6/15/29	28,000	27,974
Ball Corp., 3.125%, 9/15/31(2)	64,000	52,905
Berry Global, Inc., 4.50%, 2/15/26(1)(2)	70,000	67,244
Berry Global, Inc., 4.875%, 7/15/26(1)	47,000	45,551
LABL, Inc., 9.50%, 11/1/28(1)	50,000	48,313
OI European Group BV, 4.75%, 2/15/30(1)(2)	47,000	42,336
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	42,000	41,738
Sealed Air Corp., 5.125%, 12/1/24(1)	70,000	69,621
TriMas Corp., 4.125%, 4/15/29(1)	63,000	54,815
		499,532
Distributors — 0.5%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	47,000	45,541
Performance Food Group, Inc., 4.25%, 8/1/29(1)	47,000	42,072
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31(1)	28,000	29,088
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	43,000	44,284
		160,985
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	37,000	34,744
Service Corp. International, 3.375%, 8/15/30	47,000	39,517
Service Corp. International, 4.00%, 5/15/31	47,000	40,085
		114,346

Diversified REITs — 1.5%
CTR Partnership LP / CareTrust Capital Corp., 3.875%, 6/30/28(1)(2)	47,000	42,547
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	47,000	42,589
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	14,000	12,173
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27(2)	43,000	34,316
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	54,000	38,621
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	25,000	15,438
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 7.50%, 6/1/25(1)	70,000	70,470
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.875%, 10/1/28(1)	47,000	44,509
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	47,000	43,829
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)(2)	47,000	40,660
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 2/15/28(1)	50,000	49,229
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	47,000	39,005
		473,386
Diversified Telecommunication Services — 2.3%
Altice France SA, 5.125%, 7/15/29(1)	200,000	143,251
Connect Finco Sarl / Connect US Finco LLC, 6.75%, 10/1/26(1)	127,000	122,043
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	24,000	21,553
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	21,000	20,961
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	22,000	21,688
Hughes Satellite Systems Corp., 6.625%, 8/1/26(2)	14,000	11,026
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	93,000	37,069
Level 3 Financing, Inc., 3.625%, 1/15/29(1)	122,000	44,079
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	96,000	34,672
Level 3 Financing, Inc., 10.50%, 5/15/30(1)(2)	14,000	12,998
Sprint Capital Corp., 6.875%, 11/15/28	47,000	49,739
Sprint Capital Corp., 8.75%, 3/15/32	49,000	58,601
Telecom Italia Capital SA, 6.00%, 9/30/34	47,000	42,459
Telecom Italia Capital SA, 7.20%, 7/18/36	47,000	45,699
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)(2)	70,000	53,485
		719,323
Electric Utilities — 1.8%
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	85,000	78,574
NRG Energy, Inc., 6.625%, 1/15/27	33,000	32,773
NRG Energy, Inc., 5.25%, 6/15/29(1)	28,000	26,112
NRG Energy, Inc., 3.625%, 2/15/31(1)	133,000	108,859
NRG Energy, Inc., 7.00%, 3/15/33(1)	14,000	14,165
PG&E Corp., 5.00%, 7/1/28(2)	47,000	44,746
PG&E Corp., 5.25%, 7/1/30(2)	47,000	44,198
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	70,000	68,138
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	70,000	66,668
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	47,000	42,467
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	46,000	47,121
		573,821
Electrical Equipment — 0.4%
Atkore, Inc., 4.25%, 6/1/31(1)	70,000	59,541
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	25,000	25,056
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	33,000	33,584
		118,181
Electronic Equipment, Instruments and Components — 1.0%
Coherent Corp., 5.00%, 12/15/29(1)	44,000	39,855
Imola Merger Corp., 4.75%, 5/15/29(1)	140,000	127,311
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	117,000	104,356
TTM Technologies, Inc., 4.00%, 3/1/29(1)	28,000	24,911
		296,433

Energy Equipment and Services — 2.2%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	47,000	46,606
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	70,000	68,415
Bristow Group, Inc., 6.875%, 3/1/28(1)	70,000	66,718
Enerflex Ltd., 9.00%, 10/15/27(1)	50,000	47,120
Nabors Industries, Inc., 7.375%, 5/15/27(1)(2)	47,000	45,480
Precision Drilling Corp., 6.875%, 1/15/29(1)	78,000	73,772
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	18,750	18,527
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	45,000	45,931
Transocean, Inc., 7.25%, 11/1/25(1)	50,000	49,119
Transocean, Inc., 8.75%, 2/15/30(1)	26,600	27,186
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	47,000	46,437
Valaris Ltd., 8.375%, 4/30/30(1)	43,000	43,296
Weatherford International Ltd., 8.625%, 4/30/30(1)	111,000	114,842
		693,449
Entertainment — 1.0%
Cinemark USA, Inc., 5.875%, 3/15/26(1)(2)	47,000	45,636
Cinemark USA, Inc., 5.25%, 7/15/28(1)(2)	47,000	42,360
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	28,000	27,263
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	70,000	65,869
Playtika Holding Corp., 4.25%, 3/15/29(1)	47,000	39,733
WMG Acquisition Corp., 3.875%, 7/15/30(1)	47,000	40,967
WMG Acquisition Corp., 3.00%, 2/15/31(1)(2)	47,000	38,875
		300,703
Financial Services — 1.4%
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)(2)	47,000	43,721
Kinetik Holdings LP, 5.875%, 6/15/30(1)	50,000	47,667
MGIC Investment Corp., 5.25%, 8/15/28	70,000	66,213
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	70,000	60,881
NCR Atleos Corp., 9.50%, 4/1/29(1)	46,000	47,540
NMI Holdings, Inc., 7.375%, 6/1/25(1)	47,000	47,304
Paysafe Finance PLC / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)(2)	47,000	38,880
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	47,000	40,685
Radian Group, Inc., 4.875%, 3/15/27	47,000	44,514
		437,405
Food Products — 0.9%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	28,000	27,053
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	50,000	43,631
Post Holdings, Inc., 5.75%, 3/1/27(1)	26,000	25,573
Post Holdings, Inc., 4.50%, 9/15/31(1)(2)	50,000	43,581
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)(2)	47,000	39,059
U.S. Foods, Inc., 6.875%, 9/15/28(1)	25,000	25,378
U.S. Foods, Inc., 7.25%, 1/15/32(1)(2)	25,000	25,610
US Foods, Inc., 4.75%, 2/15/29(1)	64,000	59,374
		289,259
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	22,000	21,499
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	23,000	21,993
		43,492
Ground Transportation — 2.0%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	70,000	66,098
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)(2)	47,000	42,619
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	47,000	42,331
Hertz Corp., 5.00%, 12/1/29(1)	47,000	36,110

NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	30,000	26,925
Uber Technologies, Inc., 7.50%, 5/15/25(1)	28,000	28,525
Uber Technologies, Inc., 7.50%, 9/15/27(1)	50,000	50,950
Uber Technologies, Inc., 4.50%, 8/15/29(1)(2)	140,000	129,074
United Rentals North America, Inc., 4.875%, 1/15/28	97,000	93,376
United Rentals North America, Inc., 3.875%, 2/15/31	70,000	61,017
XPO, Inc., 7.125%, 6/1/31(1)	46,000	46,525
		623,550
Health Care Equipment and Supplies — 0.8%
Avantor Funding, Inc., 3.875%, 11/1/29(1)(2)	47,000	41,673
Bausch & Lomb Escrow Corp., 8.375%, 10/1/28(1)	46,000	47,092
Medline Borrower LP, 3.875%, 4/1/29(1)	70,000	62,182
Medline Borrower LP, 5.25%, 10/1/29(1)(2)	93,000	84,228
		235,175
Health Care Providers and Services — 4.2%
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)(2)	97,000	81,183
Centene Corp., 4.25%, 12/15/27	117,000	110,544
Centene Corp., 4.625%, 12/15/29	71,000	66,005
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)(2)	63,000	60,727
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	77,000	68,787
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)(2)	47,000	44,583
CHS / Community Health Systems, Inc., 5.25%, 5/15/30(1)	14,000	11,028
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	61,000	44,817
DaVita, Inc., 4.625%, 6/1/30(1)	140,000	118,438
DaVita, Inc., 3.75%, 2/15/31(1)	47,000	36,833
HealthEquity, Inc., 4.50%, 10/1/29(1)	47,000	42,382
LifePoint Health, Inc., 9.875%, 8/15/30(1)	45,000	43,816
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	47,000	39,450
Owens & Minor, Inc., 4.50%, 3/31/29(1)	47,000	40,289
Tenet Healthcare Corp., 4.875%, 1/1/26	140,000	137,674
Tenet Healthcare Corp., 6.25%, 2/1/27	70,000	69,749
Tenet Healthcare Corp., 5.125%, 11/1/27	47,000	45,143
Tenet Healthcare Corp., 6.125%, 10/1/28(2)	131,000	127,124
Tenet Healthcare Corp., 4.25%, 6/1/29	47,000	42,153
Tenet Healthcare Corp., 6.125%, 6/15/30	44,000	42,916
Tenet Healthcare Corp., 6.75%, 5/15/31(1)	28,000	28,066
		1,301,707
Health Care REITs — 0.1%
Diversified Healthcare Trust, 9.75%, 6/15/25	35,000	34,752
Hotel & Resort REITs — 0.9%
Service Properties Trust, 4.35%, 10/1/24	70,000	69,966
Service Properties Trust, 5.25%, 2/15/26	47,000	44,236
Service Properties Trust, 4.95%, 2/15/27	70,000	61,222
Service Properties Trust, 4.95%, 10/1/29	70,000	54,583
Service Properties Trust, 4.375%, 2/15/30	47,000	34,438
		264,445
Hotels, Restaurants and Leisure — 9.9%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	47,000	43,663
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	117,000	100,953
Affinity Interactive, 6.875%, 12/15/27(1)	117,000	101,949
Boyd Gaming Corp., 4.75%, 6/15/31(1)	100,000	88,574
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	97,000	96,523
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	97,000	85,298
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	73,000	73,135
Carnival Corp., 7.625%, 3/1/26(1)(2)	98,000	98,618

Carnival Corp., 5.75%, 3/1/27(1)	196,000	186,476
Carnival Corp., 9.875%, 8/1/27(1)	47,000	49,149
Carnival Corp., 4.00%, 8/1/28(1)	79,000	71,629
Carnival Corp., 6.00%, 5/1/29(1)	174,000	160,219
Carnival Corp., 10.50%, 6/1/30(1)(2)	14,000	14,940
Carnival Holdings Bermuda Ltd., 10.375%, 5/1/28(1)	38,000	41,357
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	50,000	46,978
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28	50,000	49,294
Everi Holdings, Inc., 5.00%, 7/15/29(1)	50,000	43,869
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	70,000	62,248
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 8/15/28(1)	47,000	32,876
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	14,000	13,805
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	47,000	44,270
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	14,000	12,330
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	47,000	39,518
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)(2)	118,000	104,315
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	47,000	39,496
Life Time, Inc., 8.00%, 4/15/26(1)(2)	47,000	47,035
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	47,000	47,152
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	14,000	13,660
MGM Resorts International, 6.75%, 5/1/25	93,000	93,256
MGM Resorts International, 4.75%, 10/15/28	47,000	43,515
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	47,000	41,905
Mohegan Tribal Gaming Authority, 8.00%, 2/1/26(1)	14,000	13,121
NCL Corp. Ltd., 5.875%, 3/15/26(1)	47,000	44,568
NCL Corp. Ltd., 5.875%, 2/15/27(1)	28,000	27,135
NCL Finance Ltd., 6.125%, 3/15/28(1)(2)	47,000	42,684
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	47,000	34,059
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)(2)	47,000	33,473
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	53,000	51,034
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	70,000	72,370
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	47,000	42,057
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	140,000	133,864
Royal Caribbean Cruises Ltd., 8.25%, 1/15/29(1)	50,000	52,333
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)(2)	50,000	45,884
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)(2)	47,000	47,230
Travel & Leisure Co., 6.625%, 7/31/26(1)	47,000	47,015
Travel & Leisure Co., 4.50%, 12/1/29(1)	47,000	40,506
Viking Cruises Ltd., 6.25%, 5/15/25(1)(2)	70,000	69,350
Viking Cruises Ltd., 9.125%, 7/15/31(1)	45,000	46,847
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	70,000	64,799
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	39,000	38,560
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	46,000	43,852
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	59,000	53,185
Yum! Brands, Inc., 4.625%, 1/31/32	28,000	25,203
Yum! Brands, Inc., 5.375%, 4/1/32	28,000	26,517
		3,083,651
Household Durables — 2.6%
Adams Homes, Inc., 9.25%, 10/15/28(1)	46,000	45,229
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(1)(2)	47,000	39,249
Beazer Homes USA, Inc., 6.75%, 3/15/25	70,000	69,811
Beazer Homes USA, Inc., 5.875%, 10/15/27	47,000	43,988
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	70,000	59,122
Century Communities, Inc., 6.75%, 6/1/27	103,000	103,113
KB Home, 4.00%, 6/15/31	47,000	39,791

Mattamy Group Corp., 4.625%, 3/1/30(1)	47,000	41,417
Newell Brands, Inc., 5.20%, 4/1/26	70,000	67,633
Newell Brands, Inc., 6.375%, 9/15/27(2)	50,000	48,949
Newell Brands, Inc., 6.625%, 9/15/29	50,000	48,824
STL Holding Co. LLC, 7.50%, 2/15/26(1)	14,000	13,413
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)(2)	35,000	32,315
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	47,000	40,721
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	47,000	37,812
Tri Pointe Homes, Inc., 5.25%, 6/1/27	70,000	67,267
		798,654
Household Products — 0.1%
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	43,000	40,172
Independent Power and Renewable Electricity Producers — 1.3%
Calpine Corp., 5.25%, 6/1/26(1)	35,000	34,388
Calpine Corp., 4.50%, 2/15/28(1)	85,000	80,283
Calpine Corp., 5.125%, 3/15/28(1)	118,000	111,144
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	70,000	65,564
Sunnova Energy Corp., 5.875%, 9/1/26(1)	47,000	38,147
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	47,000	44,566
TransAlta Corp., 7.75%, 11/15/29(2)	28,000	28,853
		402,945
Insurance — 0.2%
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(1)	70,000	61,182
Interactive Media and Services — 0.2%
Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	47,000	19,315
Ziff Davis, Inc., 4.625%, 10/15/30(1)	47,000	41,458
		60,773
IT Services — 0.3%
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	47,000	45,847
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	47,000	45,495
		91,342
Leisure Products — 0.1%
Mattel, Inc., 5.45%, 11/1/41	47,000	40,174
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	50,000	43,036
Machinery — 0.5%
Allison Transmission, Inc., 5.875%, 6/1/29(1)	28,000	27,118
Chart Industries, Inc., 7.50%, 1/1/30(1)	14,000	14,296
Chart Industries, Inc., 9.50%, 1/1/31(1)	14,000	14,953
Hillenbrand, Inc., 3.75%, 3/1/31	64,000	53,144
Trinity Industries, Inc., 7.75%, 7/15/28(1)	46,000	46,949
		156,460
Media — 8.6%
AMC Networks, Inc., 4.25%, 2/15/29	28,000	19,628
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	70,000	66,682
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	70,000	64,956
CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	47,000	45,381
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	70,000	61,306
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	117,000	100,461
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	117,000	97,674
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	28,000	23,537
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	140,000	115,412
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	93,000	74,467
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	47,000	43,553
CSC Holdings LLC, 6.50%, 2/1/29(1)(2)	200,000	169,328

CSC Holdings LLC, 5.75%, 1/15/30(1)	200,000	113,159
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	117,000	105,399
DISH DBS Corp., 7.75%, 7/1/26	70,000	41,849
DISH DBS Corp., 5.25%, 12/1/26(1)	91,000	73,339
DISH DBS Corp., 5.75%, 12/1/28(1)	25,000	18,564
DISH DBS Corp., 5.125%, 6/1/29	47,000	21,332
DISH Network Corp., 11.75%, 11/15/27(1)	28,000	27,828
GCI LLC, 4.75%, 10/15/28(1)	47,000	42,230
Gray Television, Inc., 7.00%, 5/15/27(1)	117,000	106,441
Gray Television, Inc., 4.75%, 10/15/30(1)	47,000	33,598
iHeartCommunications, Inc., 6.375%, 5/1/26	45,705	38,949
iHeartCommunications, Inc., 5.25%, 8/15/27(1)(2)	47,000	36,073
iHeartCommunications, Inc., 4.75%, 1/15/28(1)(2)	47,000	35,915
Lamar Media Corp., 3.75%, 2/15/28(2)	47,000	43,433
Lamar Media Corp., 4.875%, 1/15/29	47,000	44,563
Lamar Media Corp., 4.00%, 2/15/30	47,000	41,933
News Corp., 3.875%, 5/15/29(1)	70,000	61,972
Nexstar Media, Inc., 5.625%, 7/15/27(1)	47,000	44,552
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	107,000	100,976
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)(2)	36,000	31,455
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)(2)	67,000	49,526
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	47,000	33,054
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	25,000	23,024
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	70,000	66,562
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	70,000	62,602
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	88,000	81,840
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)(2)	47,000	38,058
Univision Communications, Inc., 5.125%, 2/15/25(1)	49,000	48,421
Univision Communications, Inc., 6.625%, 6/1/27(1)	47,000	46,370
Univision Communications, Inc., 4.50%, 5/1/29(1)	14,000	12,295
Univision Communications, Inc., 7.375%, 6/30/30(1)(2)	28,000	27,500
Videotron Ltd., 3.625%, 6/15/29(1)	72,000	63,234
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	200,000	188,337
		2,686,768
Metals and Mining — 2.3%
ATI, Inc., 4.875%, 10/1/29	25,000	22,398
ATI, Inc., 5.125%, 10/1/31	47,000	41,403
Carpenter Technology Corp., 6.375%, 7/15/28(2)	47,000	46,217
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	25,000	22,490
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)(2)	47,000	40,435
Coeur Mining, Inc., 5.125%, 2/15/29(1)(2)	47,000	40,528
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	47,000	45,788
FMG Resources August 2006 Pty Ltd., 6.125%, 4/15/32(1)	50,000	48,362
FMG Resources August 2006 Pty. Ltd., 5.875%, 4/15/30(1)	43,000	41,380
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	47,000	44,345
IAMGOLD Corp., 5.75%, 10/15/28(1)(2)	47,000	38,147
Mineral Resources Ltd., 8.00%, 11/1/27(1)	28,000	28,078
Mineral Resources Ltd., 9.25%, 10/1/28(1)	24,000	24,851
Novelis Corp., 4.75%, 1/30/30(1)	117,000	106,328
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	96,000	83,829
Taseko Mines Ltd., 7.00%, 2/15/26(1)(2)	47,000	43,989
		718,568
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)(2)	47,000	41,409

Oil, Gas and Consumable Fuels — 14.5%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	47,000	47,280
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	47,000	47,956
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	97,000	90,920
Apache Corp., 4.25%, 1/15/30(2)	50,000	45,470
Apache Corp., 5.10%, 9/1/40	70,000	57,712
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)	47,000	43,229
Baytex Energy Corp., 8.50%, 4/30/30(1)	43,000	44,006
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	28,000	28,302
Callon Petroleum Co., 7.50%, 6/15/30(1)	50,000	49,400
Cheniere Energy Partners LP, 4.50%, 10/1/29	43,000	40,148
Cheniere Energy Partners LP, 4.00%, 3/1/31	147,000	129,762
Cheniere Energy, Inc., 4.625%, 10/15/28	47,000	44,769
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	47,000	46,535
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	47,000	46,616
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	46,000	46,419
Civitas Resources, Inc., 8.625%, 11/1/30(1)	45,000	46,650
Civitas Resources, Inc., 8.75%, 7/1/31(1)	24,000	24,869
CNX Resources Corp., 7.375%, 1/15/31(1)	50,000	49,726
Comstock Resources, Inc., 6.75%, 3/1/29(1)	63,000	58,069
Comstock Resources, Inc., 5.875%, 1/15/30(1)	47,000	40,824
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	117,000	115,934
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	47,000	44,319
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	68,000	66,387
Energy Transfer LP, 5.75%, 4/1/25	47,000	46,825
Energy Transfer LP, 6.00%, 2/1/29(1)	47,000	46,340
EnLink Midstream LLC, 6.50%, 9/1/30(1)	47,000	47,343
EnLink Midstream Partners LP, 4.85%, 7/15/26	70,000	68,171
EnLink Midstream Partners LP, 5.60%, 4/1/44(2)	70,000	59,692
EnLink Midstream Partners LP, 5.45%, 6/1/47(2)	70,000	58,932
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	47,000	46,672
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	47,000	47,122
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	47,000	42,926
EQM Midstream Partners LP, 7.50%, 6/1/30(1)	24,000	24,784
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	61,000	54,367
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	117,000	117,202
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	47,000	46,471
Harvest Midstream I LP, 7.50%, 9/1/28(1)	70,000	69,047
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	70,000	69,186
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	47,000	45,017
Hess Midstream Operations LP, 4.25%, 2/15/30(1)	14,000	12,534
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	14,000	13,632
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/29(1)	21,000	19,753
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 4/15/30(1)	14,000	13,070
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)(2)	47,000	43,564
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 4/15/32(1)	14,000	12,939
Hilcorp Energy I LP / Hilcorp Finance Co., 8.375%, 11/1/33(1)	22,000	22,681
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	47,000	43,644
ITT Holdings LLC, 6.50%, 8/1/29(1)	47,000	41,045
Matador Resources Co., 5.875%, 9/15/26(2)	70,000	68,750
MEG Energy Corp., 5.875%, 2/1/29(1)	70,000	66,968
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	45,000	44,029
Murphy Oil Corp., 5.875%, 12/1/27(2)	47,000	46,359
Murphy Oil Corp., 6.375%, 7/15/28(2)	47,000	46,722
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	120,000	120,544

Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	24,000	24,269
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	24,000	24,930
NuStar Logistics LP, 6.375%, 10/1/30	47,000	45,860
Occidental Petroleum Corp., 5.50%, 12/1/25	47,000	46,839
Occidental Petroleum Corp., 3.40%, 4/15/26	47,000	44,449
Occidental Petroleum Corp., 4.40%, 4/15/46	104,000	79,739
Parkland Corp., 5.875%, 7/15/27(1)	14,000	13,735
Parkland Corp., 4.625%, 5/1/30(1)	47,000	41,986
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	47,000	45,192
PBF Holding Co. LLC / PBF Finance Corp., 7.875%, 9/15/30(1)	46,000	46,043
Permian Resources Operating LLC, 7.00%, 1/15/32(1)	24,000	24,091
Range Resources Corp., 8.25%, 1/15/29	47,000	48,745
Range Resources Corp., 4.75%, 2/15/30(1)(2)	14,000	12,780
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	47,000	43,679
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	50,000	46,192
SM Energy Co., 6.75%, 9/15/26	70,000	69,139
Southwestern Energy Co., 5.375%, 2/1/29	47,000	44,759
Southwestern Energy Co., 5.375%, 3/15/30	47,000	44,599
Southwestern Energy Co., 4.75%, 2/1/32	14,000	12,495
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	47,000	46,763
Sunoco LP / Sunoco Finance Corp., 7.00%, 9/15/28(1)	25,000	25,234
Sunoco LP / Sunoco Finance Corp., 4.50%, 4/30/30	47,000	42,276
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	47,000	42,472
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	47,000	42,172
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 7/15/27	33,000	33,340
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	102,000	99,138
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31	32,000	29,646
Teine Energy Ltd., 6.875%, 4/15/29(1)	47,000	44,480
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	93,000	81,625
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	66,000	65,496
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	65,000	64,097
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	28,000	26,584
Viper Energy, Inc., 5.375%, 11/1/27(1)	70,000	66,865
Vital Energy, Inc., 9.50%, 1/15/25	70,000	70,323
Vital Energy, Inc., 10.125%, 1/15/28	45,000	45,857
Western Midstream Operating LP, 3.10%, 2/1/25	70,000	67,910
Western Midstream Operating LP, 5.30%, 3/1/48	28,000	23,201
Western Midstream Operating LP, 5.25%, 2/1/50	88,000	73,405
		4,512,038
Passenger Airlines — 1.8%
Air Canada, 3.875%, 8/15/26(1)	47,000	43,901
American Airlines, Inc., 11.75%, 7/15/25(1)	128,000	140,161
American Airlines, Inc., 7.25%, 2/15/28(1)(2)	43,000	42,504
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	58,036	57,174
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	70,000	70,760
Delta Air Lines, Inc., 4.375%, 4/19/28(2)	65,000	62,043
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)(2)	46,429	36,980
United Airlines, Inc., 4.375%, 4/15/26(1)	47,000	44,725
United Airlines, Inc., 4.625%, 4/15/29(1)	50,000	44,668
		542,916
Personal Care Products — 0.6%
BellRing Brands, Inc., 7.00%, 3/15/30(1)(2)	14,000	14,250
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	45,000	45,268
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	47,000	44,815
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	47,000	41,501

Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	47,000	46,141
		191,975
Pharmaceuticals — 0.6%
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	14,000	12,212
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)	72,000	40,151
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	86,000	46,959
Prestige Brands, Inc., 3.75%, 4/1/31(1)(2)	92,000	76,790
		176,112
Professional Services — 0.2%
ASGN, Inc., 4.625%, 5/15/28(1)	70,000	65,208
Real Estate Management and Development — 0.8%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	70,000	66,567
Forestar Group, Inc., 3.85%, 5/15/26(1)	47,000	43,786
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	46,000	46,828
Howard Hughes Corp., 5.375%, 8/1/28(1)	47,000	44,113
Realogy Group LLC / Realogy Co.-Issuer Corp., 5.75%, 1/15/29(1)(2)	47,000	33,562
		234,856
Semiconductors and Semiconductor Equipment — 0.4%
Entegris Escrow Corp., 5.95%, 6/15/30(1)	45,000	43,500
ON Semiconductor Corp., 3.875%, 9/1/28(1)	47,000	42,546
Synaptics, Inc., 4.00%, 6/15/29(1)(2)	47,000	40,702
		126,748
Software — 1.8%
Camelot Finance SA, 4.50%, 11/1/26(1)	14,000	13,287
Castle US Holding Corp., 9.50%, 2/15/28(1)	70,000	37,460
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	64,000	58,984
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)(2)	14,000	13,246
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)(2)	47,000	42,493
Gen Digital, Inc., 6.75%, 9/30/27(1)(2)	14,000	14,107
Gen Digital, Inc., 7.125%, 9/30/30(1)(2)	14,000	14,314
GoTo Group, Inc., 5.50%, 9/1/27(1)	47,000	27,786
NCR Voyix Corp., 5.125%, 4/15/29(1)	70,000	64,166
NCR Voyix Corp., 5.25%, 10/1/30(1)	70,000	61,595
Open Text Corp., 3.875%, 12/1/29(1)	70,000	61,277
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	47,000	41,631
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	47,000	40,191
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	70,000	67,808
		558,345
Specialized REITs — 1.4%
Iron Mountain, Inc., 5.25%, 3/15/28(1)	140,000	132,814
Iron Mountain, Inc., 7.00%, 2/15/29(1)	28,000	28,246
Iron Mountain, Inc., 4.875%, 9/15/29(1)	70,000	63,798
Iron Mountain, Inc., 4.50%, 2/15/31(1)	47,000	40,729
SBA Communications Corp., 3.875%, 2/15/27	117,000	110,223
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	43,000	39,846
VICI Properties LP / VICI Note Co., Inc., 4.625%, 12/1/29(1)	14,000	12,680
		428,336
Specialty Retail — 2.2%
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)(2)	14,000	12,619
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)(2)	47,000	41,026
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	47,000	46,565
Bath & Body Works, Inc., 6.75%, 7/1/36(2)	70,000	65,142
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	47,000	44,939
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	70,000	64,508
Gap, Inc., 3.875%, 10/1/31(1)	47,000	37,157

Lithia Motors, Inc., 3.875%, 6/1/29(1)(2)	47,000	41,464
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	70,000	65,650
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	14,000	13,417
Match Group Holdings II LLC, 3.625%, 10/1/31(1)(2)	47,000	38,452
Sonic Automotive, Inc., 4.875%, 11/15/31(1)(2)	47,000	39,573
Staples, Inc., 7.50%, 4/15/26(1)	112,000	99,226
Staples, Inc., 10.75%, 4/15/27(1)	47,000	30,618
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	47,000	41,423
		681,779
Technology Hardware, Storage and Peripherals — 0.5%
Seagate HDD Cayman, 4.09%, 6/1/29	42,000	37,720
Seagate HDD Cayman, 9.625%, 12/1/32(1)	23,000	25,853
Xerox Holdings Corp., 5.00%, 8/15/25(1)	47,000	45,048
Xerox Holdings Corp., 5.50%, 8/15/28(1)	47,000	39,243
		147,864
Textiles, Apparel and Luxury Goods — 0.1%
Crocs, Inc., 4.125%, 8/15/31(1)(2)	28,000	22,908
Trading Companies and Distributors — 0.4%
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	47,000	41,542
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	36,000	35,781
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	47,000	44,171
		121,494
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	70,000	54,715
Wireless Telecommunication Services — 0.6%
Sprint LLC, 7.125%, 6/15/24	117,000	117,623
Vodafone Group PLC, VRN, 7.00%, 4/4/79	70,000	70,876
		188,499
TOTAL CORPORATE BONDS (Cost $31,906,109)		29,395,169
PREFERRED STOCKS — 0.8%
Banks — 0.7%
Bank of America Corp., 6.25%	70,000	69,220
Citigroup, Inc., 4.70%	103,000	93,801
JPMorgan Chase & Co., 6.125%(2)	47,000	46,909
		209,930
Electric Utilities — 0.1%
NRG Energy, Inc., 10.25%(1)	25,000	24,783
TOTAL PREFERRED STOCKS (Cost $249,104)		234,713
SHORT-TERM INVESTMENTS — 11.1%
Money Market Funds — 11.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	996,338	996,338
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,463,415	2,463,415
TOTAL SHORT-TERM INVESTMENTS (Cost $3,459,753)		3,459,753
TOTAL INVESTMENT SECURITIES — 106.4% (Cost $35,614,966)		33,089,635
OTHER ASSETS AND LIABILITIES — (6.4)%		(1,980,342)
TOTAL NET ASSETS — 100.0%		$31,109,293

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $21,549,674, which represented 69.3% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,456,871. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,545,188, which includes securities collateral of $81,773.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$29,395,169	—
Preferred Stocks	—	234,713	—
Short-Term Investments	$3,459,753	—	—
	$3,459,753	$29,629,882	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.